COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of weighted-average remaining lease term and discount rate for our operating leases
2019
Weighted-average remaining lease term	4 Years
Weighted-average discount rate	7.0%

Schedule of supplemental cash flow information related to operating leases
2019
Cash payments for operating leases	$1,019,027

New operating lease assets obtained in exchange for operating lease liabilities	$6,040,287

Schedule of future minimum payments for operating leases
2020	$1,805,899
2021	1,785,519
2022	1,920,543
2023	744,370
2024	310,200
thereafter	568,700
Total lease payments	7,135,231
Less imputed interest	(989,520)
Present value of lease liabilities	$6,145,711